Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Number of operating segments	1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable	$ 1,025,000	$ 1,804,000		$ 1,025,000
Allowance for doubtful accounts due to investment in sales-type leases	452,000	183,000		452,000
Inventories
Inventory write-downs for obsolescence and excess inventories	5,370,000	3,515,000		5,370,000
Goodwill
Goodwill	1,323,502,000	1,195,891,000	822,500,000	1,323,502,000
Goodwill impairment	102,470,000
Other Intangible Assets
Advertising costs	23,500,000	13,500,000	4,800,000
Research and Development Costs
Number of manufacturing companies to jointly advance of proprietary technology agreements	3
Research and development, net	4,600,000	3,600,000	3,200,000
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Stock-Based Compensation
Expected dividend rate (as a percent)	0.00%
Business Combinations
Maximum measurement period of revision of consideration transferred	1 year
IPR&D - Printers [Member]
Other Intangible Assets
Impairment charges	3,000,000
Developed Technology [Member]
Other Intangible Assets
Impairment charges				11,600,000
MakerBot [Member]
Goodwill
Excess percentage of fair value of goodwill	5.00%
Goodwill	376,000,000			376,000,000
Goodwill impairment	102,500,000
Expected term	5 years
Growth rate (as a percent)	3.50%
Discount rate (as a percent)	13.50%
Decrease in growth rate (as a percent)	(1.00%)
Increase in discount rate (as a percent)	1.00%
Decrease in fair value of goodwill due to change in growth rate	28,900,000
Decrease in fair value of goodwill due to change in discount rate	$ 45,200,000
Stratasys Shareholders [Member]
Ownership percentage	55.00%			55.00%
Objet Shareholders [Member]
Ownership percentage	45.00%			45.00%